Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives used for hedging	$ 14	$ 5